Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash held in banks	$ 937	$ 1,029
Bank deposits in U.S.$ (annual average interest rates 1.80% and 1.81%)	3,011	8,707
Total cash and cash equivalents	3,948	9,736	$ 9,032	$ 3,045
Cash held with respect to CVR Agreement	1,500
Long-term restricted bank deposits	76	56
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 5,524	$ 9,792